Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Fixed asset, net, as of September 30, 2022 and December 31, 2021, are summarized as follows:

	September 30, 2022	December 31, 2021

Land	$205,442	$-
Building	2,232,779	-
Machinery and Equipment	4,501,756	3,778,766
Website	16,600	16,600
	6,956,577	3,795,366
Less: accumulated depreciation	(312,087)	(32,034)
Fixed asset, net	$6,644,490	$3,763,332

Fixed asset, net, as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Website	$16,600	$16,600
Machinery and equipment	3,778,766	8,000
	3,795,366	24,600
Less: accumulated depreciation	(32,034)	(3,335)
Fixed asset, net	$3,763,332	$21,265